Pledges, Guarantees, Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 29, 2020	Dec. 31, 2022
Pledges, Guarantees, Commitments and Contingent Liabilities (Details) [Line Items]
Non current Deposit amount (in Dollars)		$ 85
Current deposit amount (in Dollars)		$ 34
License for a period	25 years
Commission fee percentage	10.00%
Royalty percentage	10.00%
Minimum [Member]
Pledges, Guarantees, Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of gross investment amount		2.00%
Maximum [Member]
Pledges, Guarantees, Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of gross investment amount		5.00%